Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	OS THERAPIES INCOPORATED
Document Type	SP 15D2
Amendment Flag	false
Entity Central Index Key	0001795091
Document Period End Date	Dec. 31, 2023